Income Taxes - Schedule of Valuation Allowance Deferred Tax Assets (Details) - Valuation allowance for deferred tax assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	$ 35,023	$ 31,081
Additions charges to costs and expenses	21,321	3,942
Write-offs and deductions	0	0
Balance at end of period	$ 56,344	$ 35,023